Intangible Assets, Net - Schedule of Weighted Average Amortization Periods of Intangible Assets (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
License [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	15 years
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	2 years
Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	15 years	15 years
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	1 year	1 year
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	5 years	5 years